WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”) - Schedule of RSUs and DSUs activity (Details)					12 Months Ended
	Dec. 01, 2025 shares	Apr. 21, 2025 shares	Mar. 07, 2025 shares	Nov. 01, 2024 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Restricted stock units (RSU)
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Number of Stock Units at beginning of the period | shares					37,500
Number of Stock Units, Granted | shares	385,415	25,000		37,500	410,415	37,500
Number of Stock Units at end of the period | shares					447,915	37,500
Weighted Average Value at Date of Grant, Other equity instruments at beginning of the period | $ / shares					$ 3.4
Weighted Average Value at Date of Grant, Other equity instruments, Granted | $ / shares					4.04	3.4
Weighted Average Value at Date of Grant, Other equity instruments at end of the period | $ / shares					$ 3.99	$ 3.4
Deferred stock units (DSU)
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Number of Stock Units at beginning of the period | shares					140,000
Number of Stock Units, Granted | shares			84,506		84,506	140,000
Number of Stock Units, Settled | shares					(50,000)
Number of Stock Units at end of the period | shares					174,506	140,000
Weighted Average Value at Date of Grant, Other equity instruments at beginning of the period | $ / shares					$ 3.4
Weighted Average Value at Date of Grant, Other equity instruments, Granted | $ / shares					3.55	3.4
Weighted Average Value at Date of Grant, Other equity instruments, Settled | $ / shares					3.5
Weighted Average Value at Date of Grant, Other equity instruments at end of the period | $ / shares					$ 3.46	$ 3.4